Segment information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Segments
Revenues	€ 618,034	€ 500,924	[1]	€ 446,437	[1]
Operating income (loss)	40,996	48,556	[1]	62,707	[1]
Recharges
Segments
Revenues	35,991	21,835		14,503
Contributions
Segments
Revenues	8,565	4,648		4,545
EVT Execute
Segments
Revenues	471,052	394,094		351,366
EVT Execute | Recharges
Segments
Revenues	34,104	20,728		13,761
EVT Innovate
Segments
Revenues	146,982	106,830		95,071
EVT Innovate | Recharges
Segments
Revenues	1,887	1,107		742
Operating segments | EVT Execute
Segments
Revenues	610,168	509,870		434,064
Operating income (loss)	63,109	77,362		76,920
Operating segments | EVT Execute | Contributions
Segments
Revenues	8,565	4,648		4,545
Operating segments | EVT Innovate
Segments
Revenues	146,982	106,830		95,071
Operating income (loss)	(22,113)	(28,806)		(14,213)
Intersegment eliminations
Segments
Revenues	€ (139,116)	€ (115,776)		€ (82,698)

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”